                Intramerica Variable
                Annuity Account

Financial Statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Directors of Allstate Life Insurance Company and
Intramerica Life Insurance Company and the
Contract holders of Intramerica Variable Annuity Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Intramerica Variable Annuity Account (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
April 7, 2021

We have served as the auditor of Intramerica Life Insurance Company (the sponsor Company) since 1999.

Appendix A
Intramerica Variable Annuity Account

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
DWS Bond VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Capital Growth VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Core Equity VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS CROCI® International VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Income Builder VIP Class A II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Small Cap VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Government Money Market VIP Class A II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Small Mid Cap Growth VIP Class A II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	DWS	DWS Capital	DWS Core	DWS CROCI®	DWS Global	DWS Global
	Bond	Growth	Equity	International	Income Builder	Small Cap
	VIP Class A	VIP Class A	VIP Class A	VIP Class A	VIP Class A II	VIP Class A
ASSETS
Investments, at fair value	$317,468	$9,779,964	$3,603,129	$1,761,750	$4,321,489	$1,729,316
Total assets	$317,468	$9,779,964	$3,603,129	$1,761,750	$4,321,489	$1,729,316
NET ASSETS
Accumulation units	$317,468	$9,779,964	$3,603,129	$1,761,750	$4,321,489	$1,729,316
Total net assets	$317,468	$9,779,964	$3,603,129	$1,761,750	$4,321,489	$1,729,316
FUND SHARE INFORMATION
Number of shares	52,735	230,877	294,614	243,336	172,377	145,321
Cost of investments	$317,918	$5,600,794	$2,923,916	$1,956,451	$3,822,725	$1,834,243

ACCUMULATION UNIT VALUE	$52.75	$272.80	$99.54	$53.66	$21.95	$70.94

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	DWS	DWS Capital	DWS Core	DWS CROCI®	DWS Global	DWS Global
	Bond	Growth	Equity	International	Income Builder	Small Cap
	VIP Class A	VIP Class A	VIP Class A	VIP Class A	VIP Class A II	VIP Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$8,567	$43,352	$42,020	$59,487	$123,569	$11,048
Charges from Intramerica Life Insurance Company:
Mortality and expense risk	(1,258)	(35,555)	(12,521)	(6,903)	(15,789)	(5,576)
Contract Administration	(943)	(26,653)	(9,386)	(5,175)	(11,836)	(4,180)
Net investment income (loss)	6,366	(18,856)	20,113	47,409	95,944	1,292
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,162	1,396,790	147,643	231,095	128,263	20,101
Cost of investments sold	20,971	846,460	155,742	280,108	121,892	26,376
Realized gains (losses) on fund shares	(809)	550,330	(8,099)	(49,013)	6,371	(6,275)
Realized gain distributions	—	589,262	142,154	—	91,001	—
Net realized gains (losses)	(809)	1,139,592	134,055	(49,013)	97,372	(6,275)
Change in unrealized gains (losses)	19,252	1,878,234	299,000	20,079	108,674	251,413
Net realized and change in unrealized gains (losses) on investments	18,443	3,017,826	433,055	(28,934)	206,046	245,138
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$24,809	$2,998,970	$453,168	$18,475	$301,990	$246,430

See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II	VIP Class A II
ASSETS
Investments, at fair value	$726,710	$301,677
Total assets	$726,710	$301,677
NET ASSETS
Accumulation units	$726,710	$301,677
Total net assets	$726,710	$301,677
FUND SHARE INFORMATION
Number of shares	726,710	17,308
Cost of investments	$726,710	$292,871

ACCUMULATION UNIT VALUE	$10.26	$32.35

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II	VIP Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,657	$102
Charges from Intramerica Life Insurance Company:
Mortality and expense risk	(2,318)	(920)
Contract Administration	(1,738)	(689)
Net investment income (loss)	(2,399)	(1,507)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	733,740	15,296
Cost of investments sold	733,740	20,740
Realized gains (losses) on fund shares	—	(5,444)
Realized gain distributions	—	3,442
Net realized gains (losses)	—	(2,002)
Change in unrealized gains (losses)	—	73,361
Net realized and change in unrealized gains (losses) on investments	—	71,359
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(2,399)	$69,852

See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020

	DWS	DWS Capital	DWS Core
	Bond	Growth	Equity
	VIP Class A	VIP Class A	VIP Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,366	$(18,856)	$20,113
Net realized gains (losses)	(809)	1,139,592	134,055
Change in unrealized gains (losses)	19,252	1,878,234	299,000
Increase (decrease) in net assets from operations	24,809	2,998,970	453,168
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	—	825	825
Benefits	—	—	—
Payments on termination	(8,430)	(1,135,988)	(114,963)
Transfers among the sub-accounts and with the Fixed Account - net	(4,498)	(5,895)	(2,727)
Increase (decrease) in net assets from contract transactions	(12,928)	(1,141,058)	(116,865)
INCREASE (DECREASE) IN NET ASSETS	11,881	1,857,912	336,303
NET ASSETS AT BEGINNING OF PERIOD	305,587	7,922,052	3,266,826
NET ASSETS AT END OF PERIOD	$317,468	$9,779,964	$3,603,129
Accumulation Units outstanding at beginning of period	6,274	40,096	37,850
Units issued	100	1,152	99
Units redeemed	(356)	(5,398)	(1,750)
Accumulation Units outstanding at end of period	6,018	35,850	36,199

	2020

	DWS CROCI®	DWS Global	DWS Global
	International	Income Builder	Small Cap
	VIP Class A	VIP Class A II	VIP Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$47,409	$95,944	$1,292
Net realized gains (losses)	(49,013)	97,372	(6,275)
Change in unrealized gains (losses)	20,079	108,674	251,413
Increase (decrease) in net assets from operations	18,475	301,990	246,430
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	660	660	330
Benefits	—	(23,784)	—
Payments on termination	(218,270)	(76,996)	(1,423)
Transfers among the sub-accounts and with the Fixed Account - net	1,570	1,249	(6,728)
Increase (decrease) in net assets from contract transactions	(216,040)	(98,871)	(7,821)
INCREASE (DECREASE) IN NET ASSETS	(197,565)	203,119	238,609
NET ASSETS AT BEGINNING OF PERIOD	1,959,315	4,118,370	1,490,707
NET ASSETS AT END OF PERIOD	$1,761,750	$4,321,489	$1,729,316
Accumulation Units outstanding at beginning of period	37,205	201,732	24,489
Units issued	71	1,273	57
Units redeemed	(4,445)	(6,133)	(170)
Accumulation Units outstanding at end of period	32,831	196,872	24,376

See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II	VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,399)	$(1,507)
Net realized gains (losses)	—	(2,002)
Change in unrealized gains (losses)	—	73,361
Increase (decrease) in net assets from operations	(2,399)	69,852
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	—	—
Benefits	(57,171)	—
Payments on termination	(3,500)	—
Transfers among the sub-accounts and with the Fixed Account - net	245,991	8,832
Increase (decrease) in net assets from contract transactions	185,320	8,832
INCREASE (DECREASE) IN NET ASSETS	182,921	78,684
NET ASSETS AT BEGINNING OF PERIOD	543,789	222,993
NET ASSETS AT END OF PERIOD	$726,710	$301,677
Accumulation Units outstanding at beginning of period	52,738	8,910
Units issued	138,279	990
Units redeemed	(120,211)	(576)
Accumulation Units outstanding at end of period	70,806	9,324

See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	DWS	DWS Capital	DWS Core
	Bond	Growth	Equity
	VIP Class A	VIP Class A	VIP Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$8,558	$(19,665)	$11,400
Net realized gains (losses)	(4,720)	983,642	328,676
Change in unrealized gains (losses)	29,100	1,239,938	413,317
Increase (decrease) in net assets from operations	32,938	2,203,915	753,393
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	—	825	825
Benefits	(510)	(333,830)	(4,296)
Payments on termination	(7,500)	(374,707)	(78,141)
Transfers among the sub-accounts and with the Fixed Account - net	(55,178)	(30,566)	(16)
Increase (decrease) in net assets from contract transactions	(63,188)	(738,278)	(81,628)
INCREASE (DECREASE) IN NET ASSETS	(30,250)	1,465,637	671,765
NET ASSETS AT BEGINNING OF PERIOD	335,837	6,456,415	2,595,061
NET ASSETS AT END OF PERIOD	$305,587	$7,922,052	$3,266,826
Accumulation Units outstanding at beginning of period	7,575	44,501	38,905
Units Issued	31	1,073	79
Units Redeemed	(1,332)	(5,478)	(1,134)
Accumulation Units outstanding at end of period	6,274	40,096	37,850

	2019

	DWS CROCI®	DWS Global	DWS Global
	International	Income Builder	Small Cap
	VIP Class A	VIP Class A II	VIP Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$43,576	$127,306	$(9,768)
Net realized gains (losses)	(139,222)	23,939	48,257
Change in unrealized gains (losses)	448,643	559,065	219,874
Increase (decrease) in net assets from operations	352,997	710,310	258,363
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	660	660	330
Benefits	(423,760)	(151,291)	(56,375)
Payments on termination	(46,557)	(267,152)	(12,208)
Transfers among the sub-accounts and with the Fixed Account - net	53,320	(2,772)	3,663
Increase (decrease) in net assets from contract transactions	(416,337)	(420,555)	(64,590)
INCREASE (DECREASE) IN NET ASSETS	(63,340)	289,755	193,773
NET ASSETS AT BEGINNING OF PERIOD	2,022,655	3,828,615	1,296,934
NET ASSETS AT END OF PERIOD	$1,959,315	$4,118,370	$1,490,707
Accumulation Units outstanding at beginning of period	46,443	223,783	25,661
Units Issued	1,869	36	673
Units Redeemed	(11,107)	(22,087)	(1,845)
Accumulation Units outstanding at end of period	37,205	201,732	24,489

See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II	VIP Class A II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$5,714	$(1,711)
Net realized gains (losses)	—	7,045
Change in unrealized gains (losses)	—	43,571
Increase (decrease) in net assets from operations	5,714	48,905
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	—	—
Benefits	(10,164)	(68,279)
Payments on termination	(861,139)	(2,252)
Transfers among the sub-accounts and with the Fixed Account - net	908,912	1,700
Increase (decrease) in net assets from contract transactions	37,609	(68,831)
INCREASE (DECREASE) IN NET ASSETS	43,323	(19,926)
NET ASSETS AT BEGINNING OF PERIOD	500,466	242,919
NET ASSETS AT END OF PERIOD	$543,789	$222,993
Accumulation Units outstanding at beginning of period	49,051	11,799
Units Issued	136,766	97
Units Redeemed	(133,079)	(2,986)
Accumulation Units outstanding at end of period	52,738	8,910

See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1.Organization
    Intramerica Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Intramerica Life Insurance Company (“Intramerica”). The assets of the Account are legally segregated from those of Intramerica. Intramerica is a wholly owned subsidiary of Allstate Financial Insurance Holdings Corporation, which is a wholly-owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). Intramerica issued the Scudder Horizon variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein Intramerica contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios (Fund or Funds) in which they invest:

DWS Bond VIP Class A
DWS Capital Growth VIP Class A
DWS Core Equity VIP Class A
DWS CROCI® International VIP Class A
DWS Global Income Builder VIP Class A II
DWS Global Small Cap VIP Class A
DWS Government Money Market VIP Class A II
DWS Small Mid Cap Growth VIP Class A II
    The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the "Fixed Account" in which the contractholders’ deposits are included in the Intramerica general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded Funds and any corresponding underlying Fund may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Subsequent Events - On March 29, 2021, The Allstate Corporation announced an agreement to sell Intramerica, including the Account, to Wilton Reassurance Company. The sale transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.
2. Portfolio changes
    There were no name changes or other changes that would affect the operations of the above sub-accounts that occurred during the year ended December 31, 2020.
3. Summary of Significant Accounting Policies
    The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
    Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Intramerica. Intramerica is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1:         Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:         Assets whose values are based on the following:
        (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
    (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:         Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

INTRAMERICA VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5. Expenses
Mortality and Expense Risk Charge - Intramerica assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 0.40% per annum of the daily net assets of the Account, but reserves the right to increase the charges to 0.70%. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.
Contract Administration Charge - Intramerica deducts administrative expense charges daily at a rate equal to 0.30% per annum of the daily net assets of the Account. The contract administration charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.
Records Maintenance Charge - The contract allows Intramerica to deduct a maximum of $40 at the end of each contract year. However, at this time Intramerica does not deduct an annual records maintenance charge and bears all maintenance costs. This charge, if deducted, is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
6.    Purchases of Investments
    The cost of investments purchased during the year ended December 31, 2020 was as follows:

Sub-Account	Purchases
DWS Bond VIP Class A	$13,599
DWS Capital Growth VIP Class A	826,138
DWS Core Equity VIP Class A	193,044
DWS CROCI® International VIP Class A	62,464
DWS Global Income Builder VIP Class A II	216,337
DWS Global Small Cap VIP Class A	13,572
DWS Government Money Market VIP Class A II	916,662
DWS Small Mid Cap Growth VIP Class A II	26,063

INTRAMERICA VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
    A summary of accumulation units outstanding, accumulation unit values, net assets, net investment income ratios, expense ratios, excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2020.
As discussed in Note 5, the expense ratio represents mortality and expense risk and contract administration expense charges which are assessed as a percentage of daily net assets.
Items in the following table are notated as follows:
*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
    Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.
**    Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***     Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,			For the year ended December 31,
	Accumulation Units (000's)	Accumulation Unit Value	Net Assets (000's)	Investment Income Ratio*	Expense Ratio**	Total Return***
	DWS Bond VIP Class A
2020	6	$52.75	$317	2.73%	0.70%	8.31%
2019	6	48.71	306	3.21	0.70	9.86
2018	8	44.34	336	4.39	0.70	(3.34)
2017	9	45.87	404	2.35	0.70	5.09
2016	9	43.65	408	5.17	0.70	5.19
	DWS Capital Growth VIP Class A
2020	36	272.80	9,780	0.49	0.70	38.07
2019	40	197.58	7,922	0.43	0.70	36.18
2018	45	145.08	6,456	0.76	0.70	(2.29)
2017	52	148.48	7,710	0.70	0.70	25.42
2016	56	118.39	6,572	0.79	0.70	3.52
	DWS Core Equity VIP Class A
2020	36	99.54	3,603	1.34	0.70	15.32
2019	38	86.31	3,267	1.08	0.70	29.39
2018	39	66.70	2,595	1.92	0.70	(6.35)
2017	46	71.22	3,296	1.10	0.70	20.17
2016	53	59.27	3,126	1.31	0.70	9.71

INTRAMERICA VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,
	Accumulation Units (000's)	Accumulation Unit Value	Net Assets (000's)	Investment Income Ratio*	Expense Ratio**	Total Return***

	DWS CROCI® International VIP Class A
2020	33	$53.66	$1,762	3.45%	0.70%	1.90%
2019	37	52.66	1,959	3.09	0.70	20.92
2018	46	43.55	2,023	1.05	0.70	(14.99)
2017	47	51.23	2,409	6.94	0.70	21.11
2016	54	42.30	2,291	10.15	0.70	0.03
	DWS Global Income Builder VIP Class A II
2020	197	21.95	4,321	3.14	0.70	7.52
2019	202	20.42	4,118	3.85	0.70	19.35
2018	224	17.11	3,829	3.79	0.70	(8.31)
2017	229	18.66	4,273	2.87	0.70	15.73
2016	248	16.12	4,005	4.10	0.70	6.07
	DWS Global Small Cap VIP Class A
2020	24	70.94	1,729	0.79	0.70	16.54
2019	24	60.87	1,491	—	0.70	20.44
2018	26	50.54	1,297	0.28	0.70	(21.06)
2017	26	64.03	1,664	—	0.70	19.19
2016	28	53.72	1,491	0.37	0.70	0.86
	DWS Government Money Market VIP Class A II
2020	71	10.26	727	0.29	0.70	(0.46)
2019	53	10.31	544	1.79	0.70	1.08
2018	49	10.20	500	1.35	0.70	0.68
2017	53	10.13	534	0.47	0.70	(0.25)
2016	41	10.16	418	0.05	0.70	(0.64)
	DWS Small Mid Cap Growth VIP Class A II
2020	9	32.35	302	0.04	0.70	29.27
2019	9	25.03	223	—	0.70	21.56
2018	12	20.59	243	—	0.70	(14.19)
2017	12	23.99	284	0.08	0.70	21.27
2016	11	19.79	221	—	0.70	8.31